Financial instruments - Disclosure of Financial Currency Risk (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Monetary liabilities:	$ 1,109,544,139	$ 1,169,716,954	$ 1,213,432,179
Mexican pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Mexican pesos per US dollar at the end of the period | shares	16.8935	19.3615	20.5835
Mexican pesos per US dollar average during the year | shares	17.7576	20.1249	20.2818
Monetary assets:	$ 120,056,104	$ 229,361,977	$ 249,437,217
Monetary liabilities:	14,408,011	260,708,893	195,227,796
US dollars | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Monetary assets:	21,161	263,033	1,486,635
Monetary liabilities:	$ 30,777,579	$ 30,979,579	$ 33,081,624